UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

   CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT INVESTMENT COMPANIES

                  Investment Company Act file number 811-881
                                                     ---------------------

                            Liberty Funds Trust III
 ------------------------------------------------------------------------------
               (Exact name of registrant as specified in charter)



               One Financial Center, Boston, Massachusetts 02111
------------------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)


                            Jean S. Loewenberg, Esq.
                        Columbia Management Group, Inc.
                              One Financial Center
                                Boston, MA 02111
------------------------------------------------------------------------------
                     (Name and address of agent for service)

      Registrant's telephone number, including area code:  1-617-426-3750
                                                           -------------------

                  Date of fiscal year end: August 31, 2003
                                           ------------------

                  Date of reporting period: February 28, 2003
                                            -----------------

Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 450 Fifth Street, NW, Washington, DC 20549-0609. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1. REPORTS TO STOCKHOLDERS.

                                     LIBERTY
                             FEDERAL SECURITIES FUND

                                Semiannual Report

                                February 28, 2003

                           [photo: woman with puppy]



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

                                     LIBERTY
                             FEDERAL SECURITIES FUND

                                Semiannual Report

                                February 28, 2003

                           [photo: woman with puppy]



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

President's Message

[photo: Joseph R. Palombo]

Dear Shareholder:

Heightened concerns about war, terrorism and other geopolitical events cast a pall over the US financial markets during the six-month period that ended February 28, 2003. In general, investors continued to pull back from the stock market and sought the relative safety of bonds, which enjoyed another period of strong performance.

During the six-month period, consumer confidence sagged, unemployment edged higher and energy prices soared. Business spending remained depressed and export demand from foreign economies declined. In an effort to revive a lackluster economy, the Federal Reserve Board lowered a key short-term interest rate--the federal funds rate--by one half of one percent in November. Weak economic growth combined with the uncertainty regarding the geopolitical situation resulted in a falling stock market and rising bond prices during the reporting period.

In the report that follows, the portfolio managers of Liberty Federal Securities Fund discuss the market environment and the fund's performance in greater detail. As always, thank you for investing in Liberty funds. We look forward to helping you build a strong financial future.

Sincerely,

/s/ Joseph R. Palombo

Joseph R. Palombo
President



--------------------------------------------------------------------------------
MEET THE NEW PRESIDENT

Joseph R. Palombo, president and chairman of the Board of Trustees for Liberty Funds, is also chief operating officer of Columbia Management Group. Mr. Palombo has over 19 years of experience in the financial services industry. Prior to joining Columbia Management, he was chief operating officer and chief compliance officer for Putnam Mutual Funds. Prior to that, he was a partner at Coopers & Lybrand. Mr. Palombo received his degree in economics/accounting from the College of the Holy Cross, where he was a member of Phi Beta Kappa. He earned his master's degree in taxation from Bentley College and participated in the Executive Program at the Amos B. Tuck School at Dartmouth College.
--------------------------------------------------------------------------------


--------------------------------------------------------------------------------
Net asset value per share as of 2/28/03 ($)
         Class A        10.99
         Class B        10.99
         Class C        10.99
         Class Z        10.99
--------------------------------------------------------------------------------


Not FDIC Insured
May Lose Value
No Bank Guarantee

Economic and market conditions change frequently. There is no assurance that the trends described in this report will continue or commence.

Performance Information

Value of a $10,000 investment
3/1/93 - 2/28/03

Performance of a $10,000 investment
3/1/93 - 2/28/03 ($)

              without     with
                sales     sales
               charge    charge
------------------------------------
 Class A      18,584      17,702
------------------------------------
 Class B      17,255      17,255
------------------------------------
 Class C      17,976      17,976
------------------------------------
 Class Z      18,777      n/a
------------------------------------


[mountain chart data]:

                                                                  Lehman Bros.
              Class A shares             Class A shares       Intermediate US
        without sales charge          with sales charge Government Bond Index

3/1993             $10,000.0                  $ 9,525.0             $10,000.0
                    10,144.0                    9,662.2              10,088.0
                    10,642.1                   10,136.6              10,407.8
                    10,589.9                   10,086.9              10,423.4
                    10,543.3                   10,042.5              10,424.4
                    10,095.2                    9,615.7              10,212.8
                    10,245.7                    9,759.0              10,379.3
                     9,979.3                    9,505.3              10,249.6
                    10,564.0                   10,062.3              10,651.3
                    11,263.4                   10,728.4              11,139.2
                    11,415.5                   10,873.2              11,308.5
                    11,914.3                   11,348.4              11,648.9
                    11,839.2                   11,276.9              11,737.4
                    11,479.3                   10,934.1              11,643.5
                    11,618.2                   11,066.4              11,811.2
                    12,402.5                   11,813.4              12,307.2
                    12,268.5                   11,685.8              12,308.5
                    12,405.9                   11,816.6              12,473.4
                    12,807.9                   12,199.5              12,762.8
                    13,289.5                   12,658.2              13,080.6
                    13,605.7                   12,959.5              13,344.8
                    13,838.4                   13,181.1              13,542.3
                    14,357.3                   13,675.4              13,944.5
                    14,608.6                   13,914.7              14,249.9
                    14,358.8                   13,676.7              14,171.5
                    14,265.5                   13,587.8              14,216.9
                    13,987.3                   13,322.9              14,259.5
                    14,166.3                   13,493.4              14,420.7
                    14,081.3                   13,412.5              14,445.2
                    14,213.7                   13,538.5              14,643.1
                    14,860.4                   14,154.5              15,142.4
                    15,395.4                   14,664.1              15,605.8
                    16,077.4                   15,313.7              16,240.9
                    16,029.2                   15,267.8              16,374.1
                    16,662.3                   15,870.9              16,881.7
                    17,002.2                   16,194.6              17,302.0
                    17,126.3                   16,312.8              17,435.3
                    17,261.6                   16,441.7              17,616.6
                    18,003.9                   17,148.7              18,381.2
                    18,075.9                   17,217.3              18,535.5
2/2003              18,584.4                   17,701.6              19,049.0


MUTUAL FUND PERFORMANCE CHANGES OVER TIME. PLEASE VISIT LIBERTYFUNDS.COM FOR DAILY PERFORMANCE UPDATES.

Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. The graph and table do not reflect the deduction of taxes a shareholder would pay on fund distributions or the redemption of fund shares. The Lehman Brothers Intermediate US Government Bond Index is an unmanaged index that tracks the performance of US government securities. Unlike the fund, an index is not an investment, does not incur fees or expenses and is not professionally managed. It is not possible to invest directly in an index. Securities in the fund may not match those in the index. Index performance is from February 28, 1993.



Average annual total return as of 2/28/03 (%)

Share class                        A                          B                           C                     Z
Inception                       3/30/84                    6/8/92                      8/1/97                1/11/99
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)             3.24         -1.66          2.86          -2.14         2.93           1.93          3.37
-------------------------------------------------------------------------------------------------------------------
1-year                   8.53          3.37          7.72           2.72         7.88           6.88          8.80
-------------------------------------------------------------------------------------------------------------------
5-year                   6.43          5.40          5.65           5.32         5.80           5.80          6.65
-------------------------------------------------------------------------------------------------------------------
10-year                  6.39          5.88          5.61           5.61         6.04           6.04          6.50
-------------------------------------------------------------------------------------------------------------------


Average annual total return as of 12/31/02 (%)

Share class                        A                          B                           C                     Z
-------------------------------------------------------------------------------------------------------------------
                        without        with         without        with         without         with        without
                        sales          sales         sales         sales         sales          sales         sales
                        charge        charge        charge        charge        charge         charge        charge
-------------------------------------------------------------------------------------------------------------------
6-month
(cumulative)             5.52          0.51          5.13           0.13         5.20           4.20          5.65
-------------------------------------------------------------------------------------------------------------------
1-year                   9.32          4.13          8.51           3.51         8.67           7.67          9.59
-------------------------------------------------------------------------------------------------------------------
5-year                   6.47          5.43          5.68           5.35         5.83           5.83          6.68
-------------------------------------------------------------------------------------------------------------------
10-year                  6.82          6.30          6.03           6.03         6.48           6.48          6.93
-------------------------------------------------------------------------------------------------------------------


Past performance is no guarantee of future investment results. The principal value and investment returns will fluctuate, resulting in a gain or loss on sale. All results shown assume reinvestment of distributions. The "with sales charge" returns include the maximum 4.75% sales charge for class A shares, the appropriate maximum class B contingent deferred sales charge for the holding period after purchase as follows: first year - 5%, second year - 4%, third year
- 3%, fourth year - 3%, fifth year - 2%, sixth year - 1%, thereafter - 0% and the class C contingent deferred sales charge of 1% for the first year only. Performance results reflect any voluntary waivers or reimbursement of fund expenses by the advisor or its affiliates. Absent these waivers or reimbursement arrangements, performance results would have been lower. Performance for different share classes vary based on differences in sales charges and fees associated with each class.

Class C and Z share performance information includes returns of the fund's class A shares (the oldest existing fund class) for periods prior to the inception of the newer class shares. These share returns were not restated to reflect any expense differential (e.g., Rule 12b-1 fees) between class A shares and the newer class shares. Had the expense differential been reflected, the returns for the periods prior to the inception of the class C shares would have been lower.

Portfolio Managers' Report

30-day SEC yields as of 2/28/03 (%)

Class A                            1.93
Class B                            1.25
Class C                            1.41
Class Z                            2.29

The 30-day SEC yields reflect the portfolio's earning power, net of expenses, expressed as an annualized percentage of the public offering price at the end of the period. If the advisor or its affiliates had not waived certain fund expenses, the 30-day SEC yield would have been 1.26% for the class C shares.




Distributions declared per share
9/1/02 - 2/28/03 ($)

Class A                            0.24
Class B                            0.20
Class C                            0.21
Class Z                            0.25



About duration
--------------------------------------------------------------------------------
Duration is a measure, expressed in years, of interest-rate sensitivity. It's similar to maturity, but because it takes into consideration the entire stream of future principal and interest payments and how long it will take to collect them, duration is a more complex and also a more accurate measure of a fund's exposure to changing interest rates.

Because we are active duration managers, we tend to use duration as a tactical tool to anticipate or respond to interest rate changes. Because bond prices move in the opposite direction that interest rates are moving, we lower duration when we expect interest rates to rise. We raise duration when we expect interest rates to fall. These adjustments provide the potential to benefit performance. If we are wrong and interest rates rise after we lengthen duration or fall after we shorten duration, fund performance could be hurt.





For the six-month period ended February 28, 2003, Liberty Federal Securities Fund class A shares returned 3.24% without sales charge. The fund trailed the average return of its peer group. The Lipper General US Government Funds Category returned 3.63% over the same period.1 The fund also lagged its benchmark, the Lehman Brothers Intermediate US Government Bond Index, which returned 3.64%. We believe the fund's slightly shorter duration (see sidebar), relative to its benchmark, and underexposure to the higher-performing mortgage sector early in the period somewhat hampered returns.

On November 1, 2002, Liberty Federal Securities Fund acquired all the net assets of Liberty Intermediate Government Fund. Those assets have been deployed in a manner consistent with the fund's ongoing strategy.

SLIGHTLY SHORT DURATION

We believe that the fund's performance relative to its peer group was hindered slightly by its shorter duration, which hovered around four years during the period. With interest rates at record lows, the fund's duration reflected our expectation that interest rates would stabilize or perhaps even move up. However, as tensions with Iraq lingered, and economic growth remained stalled, rates declined even further. Our slightly shorter duration during the period meant the fund did not appreciate in value as much as funds with longer duration.

INCREASE IN MORTGAGE STAKE

Investors continued to be attracted to bonds because of their relative safety in an uncertain economic and geopolitical environment. However, with interest rates at historical lows, they demonstrated willingness to take on additional risk in pursuit of higher yields. In this environment, mortgages and high quality corporate bonds, which lagged Treasuries for most of 2002, did well. We increased the fund's stake in mortgages from 46% to 58% on the belief that mortgage rates had probably stabilized.2 Mortgages tend to generate better relative returns when interest rates are stabilizing and mortgage prepayment risk eases. Prepayment risk is the risk that homeowners will refinance their mortgages at lower rates.

-------------
1 Lipper Inc., a widely respected data provider in the industry, calculates an average total return for mutual funds with similar investment objectives as those of the fund.
2 Sector breakdown is disclosed as a percentage of net assets as of February 28, 2003 and is subject to change.

We began buying 30-year mortgage bonds issued by the Federal National Mortgage Association shortly after the Federal Reserve cut short-term interest rates one half of one percentage point in November. Although mortgage bonds had already begun to rally, we were able to catch much of the sector's upside for the period. To fund our purchases, we used proceeds from government agency issues that had matured.

A MIXED OUTLOOK

The outlook for government bonds in the coming year largely depends on what happens to interest rates, which in turn hinge on the performance of the US economy. We expect the economy to continue to reflect the mounting tensions with Iraq and North Korea. If war with Iraq is prolonged, it would hurt the economy by draining confidence from consumers and causing businesses to continue to postpone spending decisions. However, a fast and decisive victory would likely help lift the uncertainty and finally give the economy the boost that it has needed to achieve a meaningful rate of growth. Against this backdrop of uncertainty, we will continue to actively manage general interest rate risk. We expect mortgage bonds, with a yield advantage over Treasuries, to remain attractive in this environment. And, we have positioned the portfolio to take advantage of opportunities in this segment of the bond market.

/s/ Leslie W. Finnemore

/s/ Michael R. Bissonnette

/s/ Ann T. Peterson

Leslie W. Finnemore, Michael R. Bissonnette and Ann T. Peterson are co-portfolio managers of Liberty Federal Securities Fund. Ms. Finnemore and Mr. Bissonnette are senior vice presidents and Ms. Peterson is a vice president of Colonial Management Associates, Inc., an affiliate of Columbia Management Group, Inc.



-------------
Investing in fixed-income securities offers the potential for attractive current income and total returns, but also involves certain risks. The value and return of your investment in the fund may fluctuate as a result of changes in interest rates and the financial strength of issuers of lower rated bonds.




Average life breakdown (%)
as of 2/28/03

[pie chart data]:

0-2 years:                          35.3%
2-6 years:                          35.7
6-10 years:                         18.1
10-15 years:                         0.0
15-20 years:                         1.9
Greater than 20 years:               9.0


Average life is the expected maturity of a bond and is calculated as a percentage of senior securities.



Sector breakdown (%)

[bar chart data]:

                     As of                      As of
                    2/28/03                    8/31/02

Agency MBS            49.6                        34.3
Agency debt            5.1                        13.6
Treasury securities   40.0                        45.2
Non-agency MBS/ABS     1.9                         3.7
Corporates             3.4                         3.2


Sector breakdowns are calculated as a percentage of total investments, excluding short-term obligations. Since the fund is actively managed, there can be no guarantee that it will continue to maintain the sector breakdown or average life shown in the future.

Investment Portfolio

February 28, 2003 (Unaudited)

U.S. GOVERNMENT AGENCIES &
OBLIGATIONS - 106.7%                  PAR         VALUE
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 61.6%
Federal Home Loan Bank,
   4.500% 04/25/03            $40,110,000  $ 40,296,191
                                           ------------
Federal Home Loan Mortgage Corp.:
   3.926% 07/01/19 (a)            114,200       115,277
   4.018% 05/01/18 (a)            168,030       171,379
   4.538% 02/01/18 (a)             44,236        45,239
   4.560% 11/01/18 (a)             50,278        51,405
   7.500% 04/01/07 - 03/01/16     289,965       305,367
   8.000% 04/01/07 - 04/01/17   3,150,126     3,325,961
   8.500% 12/01/07 - 09/01/17   1,024,385     1,097,352
   8.750% 03/01/04 - 02/01/10     403,862       428,959
   9.000% 09/01/04 - 01/01/22   1,428,632     1,559,555
   9.250% 10/01/08 - 10/01/19   2,250,256     2,443,227
   9.500% 02/01/05 - 10/01/16     909,177       990,601
   9.750% 11/01/08 - 09/01/16     258,181       287,502
   10.000% 11/01/19                98,853       113,371
   10.250% 01/01/09 - 11/01/13    530,552       585,774
   10.500% 11/01/09 - 04/01/21    852,475       966,205
   11.250% 10/01/03 - 12/01/15    738,754       840,145
   11.500% 02/01/15                45,989        53,118
   12.000% 09/01/13                   850           900
                                           ------------
                                             13,381,337
                                           ------------
Federal National Mortgage Association:
   3.773% 08/01/19 (a)             59,412        61,328
   3.812% 07/01/27 (a)             59,521        60,691
   3.970% 07/01/20 (a)             34,558        35,432
   3.981% 06/01/20 (a)             82,161        84,257
   4.276% 11/01/19 (a)             18,733        19,290
   4.383% 12/01/17 (a)             30,937        32,104
   4.478% 03/01/18 (a)            326,929       338,233
   4.625% 06/01/19 (a)             33,835        35,102
   4.680% 11/01/23 (a)             55,404        56,558
   5.173% 12/01/31 (a)            162,267       166,826
   6.000% 12/01/08 - 05/01/26  23,489,356    24,714,340
   6.500% 07/01/03 - 06/01/29   3,535,958     3,713,194
   7.000% 11/01/07 - 02/01/27   2,033,312     2,165,281
   7.500% 02/01/06 - 12/01/23   1,216,505     1,296,860
   8.000% 07/01/08 - 08/01/09     892,060       940,203
   8.250% 05/01/08 - 09/01/11     373,096       395,809
   8.500% 09/01/07 - 09/01/21   2,015,044     2,149,261
   9.000% 06/01/06 - 06/01/22   5,372,359     5,766,216
   9.500% 12/01/06 - 07/01/17     314,600       340,606
   10.000% 09/01/03 - 10/01/06    536,054       566,791
   10.500% 03/01/14 - 02/01/16    716,643       811,449
   11.000% 08/01/15 - 12/01/15    207,596       236,680



                                      PAR         VALUE
-------------------------------------------------------
   To Be Announced:
   5.000% (b)                 $33,000,000  $ 33,948,750
   5.500% (b)                   9,377,000     9,766,727
   6.000% (b)                 158,100,000   164,374,673
   6.500% (b)                 255,707,000   267,733,463
   7.000% (b)                  87,937,000    92,738,262
   7.500% (b)                  19,269,000    20,586,232
   8.000% (b)                  17,500,000    18,889,063
                                           ------------
                                            652,023,681
                                           ------------
Government National Mortgage Association:
   5.375% 05/20/22 - 06/20/23     206,744       212,706
   5.750% 08/20/22                 13,297        13,670
   6.500% 06/15/23 - 02/15/29   8,681,480     9,183,218
   7.000% 03/15/22 - 10/15/29  24,348,106    25,961,964
   7.500% 04/15/06 - 03/15/07     233,113       248,286
   8.000% 03/15/04 - 07/15/23     486,866       531,476
   8.500% 06/15/17 - 11/20/22     286,798       313,595
   8.750% 11/15/21 - 12/15/21     288,900       320,814
   8.850% 01/15/19 - 12/15/19     659,989       736,348
   9.000% 08/15/08 - 02/15/25   5,172,116     5,724,182
   9.250% 06/15/16 - 12/15/21     988,642     1,109,243
   9.500% 10/15/04 - 01/20/25   1,560,304     1,738,698
   10.000% 10/15/03 - 02/15/24    568,617       622,837
   10.250% 10/15/18                45,429        52,414
   10.500% 02/15/10 - 08/15/21  4,339,846     5,037,550
   10.625% 05/15/10                16,201        18,447
   11.000% 12/15/09 - 03/15/21  2,111,365     2,448,530
   11.250% 07/15/15 - 12/15/15     63,040        73,490
   11.500% 03/15/10 - 01/15/21  3,597,200     4,202,230
   11.750% 07/15/13 - 07/15/15    130,182       152,566
   12.000% 07/15/11 - 02/20/16  3,924,238     4,627,736
   12.250% 09/15/13 - 05/15/14    233,096       275,611
   12.500% 04/15/10 - 11/20/15  4,096,006     4,829,671
   13.000% 11/15/11 - 01/15/16  1,621,365     1,932,510
   13.500% 05/15/10 - 06/15/15    760,803       917,609
   14.000% 06/15/11 - 03/15/12     28,208        33,215
   14.500% 10/15/12                13,467        16,514
   15.000% 09/15/11 - 09/15/12     71,676        88,293
   To Be Announced,
   7.000% (b)                  15,000,000    15,937,500
                                           ------------
                                             87,360,923
                                           ------------



See notes to investment portfolio.

February 28, 2003 (Unaudited)

U.S. GOVERNMENT AGENCIES &
OBLIGATIONS (CONTINUED)               PAR         VALUE
-------------------------------------------------------
U.S. Small Business Administration:
   7.600% 01/01/12            $   972,127   $ 1,057,207
   8.200% 10/01/11                990,707     1,079,538
   8.250% 11/01/11              2,542,125     2,777,139
   8.650% 11/01/14              2,133,638     2,416,425
   8.850% 08/01/11                244,021       268,806
   9.150% 07/01/11                742,528       819,641
                                           ------------
                                              8,418,756
                                           ------------
TOTAL U.S. GOVERNMENT AGENCIES
   (cost of $785,410,697)                   801,480,888
                                           ------------

-------------------------------------------------------
U.S. GOVERNMENT OBLIGATIONS - 45.1%
U.S. Treasury Bonds & Notes:
   3.000% 01/31/04             13,920,000    14,147,829
   3.250% 12/31/03             20,676,000    21,028,133
   4.625% 05/15/06             19,059,000    20,594,888
   4.875% 02/15/12             18,880,000    20,703,090
   5.000% 02/15/11 - 08/15/11  80,130,000    88,836,578
   5.500% 08/15/28             37,885,000    41,751,922
   5.750% 08/15/10              3,637,000     4,213,093
   5.875% 11/15/05              9,105,000    10,082,012
   6.125% 08/15/07 - 11/15/27  29,167,000    33,824,449
   6.500% 10/15/06 -
        11/15/26 (c)           95,854,000   115,846,746
   6.750% 05/15/05 - 08/15/26  17,453,000    21,526,143
   6.875% 05/15/06 - 08/15/25  22,437,000    27,489,573
   7.000% 07/15/06             24,690,000    28,601,834
   7.125% 02/15/23             11,619,000    15,255,387
   7.250% 08/15/22             10,346,000    13,728,656
   7.500% 02/15/05             12,822,000    14,303,544
   7.875% 11/15/04             50,090,000    55,539,241
   8.750% 08/15/20             13,446,000    20,225,204
   8.875% 02/15/19 (c)          7,658,000    11,515,718
   10.750% 08/15/05               685,000       833,238
   11.250% 02/15/15             3,530,000     5,951,082
                                           ------------

TOTAL U.S. GOVERNMENT OBLIGATIONS
   (cost of $549,037,143)                   585,998,360
                                           ------------

TOTAL U.S. GOVERNMENT AGENCIES & OBLIGATIONS
   (cost of $1,334,447,840)               1,387,479,248
                                          -------------




CORPORATE FIXED-INCOME
BONDS & NOTES - 3.8%                  PAR         VALUE
-------------------------------------------------------
FINANCE, INSURANCE & REAL ESTATE - 1.3%
NON-DEPOSITORY CREDIT INSTITUTIONS - 1.3%
Boeing Capital Corp.,
   6.500% 02/15/12            $ 5,000,000   $ 5,414,400
General Motors Acceptance Corp.,
   7.000% 02/01/12              5,000,000     5,031,500
Verizon Global Funding Corp.,
   7.250% 12/01/10              5,000,000     5,807,150
                                           ------------
                                             16,253,050
                                           ------------

-------------------------------------------------------
MANUFACTURING - 1.2%
CHEMICALS & ALLIED PRODUCTS - 0.4%
Dow Chemical Co.,
   6.125% 02/01/11              5,000,000     5,190,500
                                           ------------
FOOD & KINDRED PRODUCTS - 0.4%
Kraft Foods, Inc.,
   5.625% 11/01/11              5,000,000     5,424,350
                                           ------------
METALS & MINING - 0.4%
Alcoa, Inc.,
   6.000% 01/15/12              5,000,000     5,522,500
                                           ------------

-------------------------------------------------------
RETAIL TRADE - 0.4%
GENERAL MERCHANDISE STORES - 0.4%
Target Corp.,
   5.875% 03/01/12              5,000,000     5,467,800
                                           ------------

-------------------------------------------------------
TRANSPORTATION, COMMUNICATIONS,
ELECTRIC, GAS & SANITARY SERVICES - 0.9%
MEDIA - 0.9%
Gannett Co., Inc.,
   6.375% 04/01/12              5,000,000     5,722,750
Viacom, Inc.,
   6.625% 05/15/11              5,000,000     5,731,100
                                           ------------
                                             11,453,850
                                           ------------

TOTAL CORPORATE FIXED-INCOME BONDS & NOTES
   (cost of $45,329,480)                     49,312,050
                                           ------------




See notes to investment portfolio.

February 28, 2003 (Unaudited)


ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED
SECURITIES - 2.1%                     PAR         VALUE
-------------------------------------------------------
Chase Mortgage Finance Corp.,
   7.750% 04/25/30            $   570,000     $ 574,983
Conseco Finance Securitizations
   Corp.,
   3.840% 02/15/31 (a)            300,000       292,688
Countrywide Asset-Backed
   Certificates,
   7.240% 04/25/28                850,880       851,279
Countrywide Home Loans, Inc.,
   7.250% 12/25/27              1,731,980     1,777,845
GE Capital Mortgage Services, Inc.,
   8.000% 06/25/30                709,095       709,870
Green Tree Financial Corp.,
   7.850% 08/15/25              9,100,000     7,280,000
Norwest Asset Securities Corp.:
   6.750% 05/25/28              1,887,574     1,902,101
   7.000% 04/25/12                666,381       670,171
Preferred Mortgage Asset Trust,
   8.400% 09/25/12 (d)            313,176       313,176
Residential Asset Securitization
   Trust,
   7.500% 11/25/11                651,509       655,839
Residential Funding Mortgage
   Securities, Inc.,
   6.460% 01/25/27              2,625,000     2,794,365
   6.650% 01/25/27              1,000,000     1,039,030
   7.500% 12/25/29 - 11/25/30   4,187,529     4,211,620
   7.750% 10/25/30              1,136,870     1,138,337
Tryon Mortgage Funding, Inc.,
   7.500% 02/20/27                480,698       490,211
Washington Mutual Mortgage
   Loan Trust.,
   2.136% 01/25/40 (a)          2,500,000     2,505,208
                                           ------------

TOTAL ASSET-BACKED & NON-AGENCY
MORTGAGE-BACKED SECURITIES
   (cost of $28,321,621)                     27,206,723
                                           ------------

SHORT-TERM OBLIGATIONS - 34.8%
-------------------------------------------------------
U.S. GOVERNMENT AGENCIES - 2.8%
Federal National Mortgage Association,
   1.310% 03/03/03
   (cost of $36,164,368)       36,167,000    36,164,368
                                           ------------
-------------------------------------------------------



                                      PAR         VALUE
-------------------------------------------------------
REPURCHASE AGREEMENT - 32.0%
Repurchase agreement with State
   Street Bank & Trust Co., dated
   02/28/03, due 03/03/03 at 1.280%,
   collateralized by U.S. Government
   Agency Bonds with various
   maturities to 06/15/04, market
   value $424,069,010 (repurchase
   proceeds $415,765,344)
   (cost of $415,721,000)     $415,721,000 $415,721,000
                                           ------------

TOTAL SHORT-TERM OBLIGATIONS
   (cost of $451,885,368)                   451,885,368
                                           ------------

TOTAL INVESTMENTS - 147.4%

   (cost of $1,859,984,309)(e)            1,915,883,389
                                          -------------

OTHER ASSETS & LIABILITIES, NET - (47.4)%  (616,293,266)
-------------------------------------------------------
Net Assets - 100.0%                      $1,299,590,123
                                         ==============

NOTES TO INVESTMENT PORTFOLIO:

(a)Interest rates on variable rate securities change periodically. The rate listed is as of February 28, 2003.
(b)This security, or a portion thereof, has been purchased on a delayed delivery basis whereby the terms that are fixed are the purchase price, interest rate and settlement date. The exact quantity purchased may be slightly more or less than the amount shown.
(c)This security, or a portion thereof with a market value of $3,035,939, is being used to collateralize open futures contracts.
(d)This security is exempt from registration under Rule 144A of the Securities Act of 1933 and may be resold in transactions exempt from registration, normally to qualified institutional buyers. At February 28, 2003, the value of this security amounted to $313,176, which represents less than 0.1% of net assets.
(e)Cost for federal income tax purposes is $1,865,226,605.


Long futures contracts open at February 28, 2003:

                     PAR VALUE              UNREALIZED
                    COVERED BY  EXPIRATION APPRECIATION
     TYPE            CONTRACTS     MONTH    AT 02/28/03
-------------------------------------------------------
5 Yr. U.S.
   Treasury Note    $6,000,000     June      $56,857
                                           =========

Short futures contracts open at February 28, 2003:

                     PAR VALUE              UNREALIZED
                    COVERED BY  EXPIRATION DEPRECIATION
     TYPE            CONTRACTS     MONTH    AT 02/28/03
-------------------------------------------------------
2 Yr. U.S.
   Treasury Note   $ 8,800,000     June    $ (23,604)
10 Yr. U.S.
   Treasury Note    28,700,000     June     (355,603)
20 Yr. U.S.
   Treasury Bond     6,400,000     June     (139,356)
                                           ---------
                                           $(518,563)
                                           =========




See notes to financial statements.

Statement of Assets and Liabilities

February 28, 2003 (Unaudited)

ASSETS:

Investments, at cost                     $1,859,984,309
                                         --------------
Investments, at value                    $1,500,162,389
Repurchase agreement                        415,721,000
Cash                                                142
Receivable for:
   Investments sold
     on a delayed delivery basis            128,785,449
   Fund shares sold                           1,386,044
   Interest                                   8,590,488
Deferred Trustees' compensation plan             30,039
Other assets                                     35,196
                                         --------------
     Total Assets                         2,054,710,747
                                         --------------
LIABILITIES:
Payable for:
   Investments purchased
     on a delayed delivery basis            750,307,554
   Fund shares repurchased                    1,976,085
   Futures variation margin                     162,904
   Distributions                              1,518,745
   Management fee                               551,326
   Transfer agent fee                           399,625
   Pricing and bookkeeping fees                  27,811
Expenses received at merger                      79,311
Deferred Trustees' fee                           30,039
Other liabilities                                67,224
                                         --------------
     Total Liabilities                      755,120,624
                                         --------------
NET ASSETS                               $1,299,590,123
                                         ==============
COMPOSITION OF NET ASSETS:
Paid-in capital                          $1,312,463,727
Overdistributed net investment income       (8,559,456)
Accumulated net realized loss              (59,751,522)
Net unrealized appreciation (depreciation) on:
   Investments                               55,899,080
   Futures contracts                           (461,706)
                                         --------------
NET ASSETS                               $1,299,590,123
                                         ==============
CLASS A:
Net assets                               $1,089,458,010
Shares outstanding                           99,087,981
                                         --------------
Net asset value per share                $        10.99(a)
                                         ==============
Maximum offering price per share
   ($10.99/0.9525)                       $        11.54(b)
                                         ==============
CLASS B:
Net assets                               $  184,711,316
Shares outstanding                           16,800,424
                                         --------------
Net asset value and offering
    price per share                      $        10.99(a)
                                         ==============
CLASS C:
Net assets                               $   22,980,479
Shares outstanding                            2,090,163
                                         --------------
Net asset value and offering
    price per share                      $        10.99(a)
                                         ==============
CLASS Z:
Net assets                               $    2,440,318
Shares outstanding                              222,037
                                         --------------
Net asset value, offering and
   redemption price per share            $        10.99
                                         ==============

(a)Redemption price per share is equal to net asset value less any applicable contingent deferred sales charge.
(b)On sales of $50,000 or more the offering price is reduced.



Statement of Operations

For the Six Months Ended
February 28, 2003 (Unaudited)



INVESTMENT INCOME:

Interest                                    $20,415,263
Dollar roll fee income                        3,245,728
                                            -----------
   Total Investment Income                   23,660,991
                                            -----------
EXPENSES:
Management fee                                3,167,750
Distribution fee:
   Class B                                      570,105
   Class C                                       73,104
Service fee:
   Class A                                    1,125,180
   Class B                                      188,449
   Class C                                       24,198
Pricing and bookkeeping fees                    202,184
Transfer agent fee                            1,342,244
Trustees' fee                                    15,952
Custody fee                                      34,529
Merger costs                                     47,255
Other expenses                                   75,008
                                            -----------
   Total Expenses                             6,865,958
Fees waived by Distributor - Class C            (14,623)
                                            -----------
   Net Expenses                               6,851,335
                                            -----------
Net Investment Income                        16,809,656
                                            -----------
NET REALIZED AND UNREALIZED GAIN (LOSS)
ON INVESTMENTS AND FUTURES CONTRACTS:
Net realized gain (loss) on:
   Investments                               21,702,321
   Futures contracts                         (2,621,995)
                                            -----------
     Net realized gain                       19,080,326
                                            -----------
Net change in unrealized appreciation/depreciation on:
   Investments                                 (564,388)
   Futures contracts                            409,614
                                            -----------
     Net change in unrealized
       appreciation/depreciation               (154,774)
                                            -----------
Net Gain                                     18,925,552
                                            -----------
Net Increase in Net Assets
   from Operations                          $35,735,208
                                            -----------




See notes to financial statements.

Statement of Changes in Net Assets

                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                  ENDED       ENDED
INCREASE (DECREASE)           FEBRUARY 28, AUGUST 31,
IN NET ASSETS:                    2003        2002
--------------------------------------------------------

OPERATIONS:
Net investment income        $ 16,809,656 $  29,671,760
Net realized gain on investments
   and futures contracts       19,080,326    27,697,614
Net change in unrealized
   appreciation/depreciation
   on investments and
   futures contracts             (154,774)   (9,438,321)
                             ------------  ------------
Net Increase from Operations   35,735,208    47,931,053
                             ------------  ------------

DISTRIBUTIONS DECLARED TO SHAREHOLDERS:
From net investment income:
   Class A                    (19,740,136)  (29,650,346)
   Class B                     (2,739,763)   (2,777,267)
   Class C                       (365,154)     (349,869)
   Class Z                        (44,968)       (7,278)
                             ------------  ------------
Total Distributions Declared
   to Shareholders            (22,890,021)  (32,784,760)
                             ------------  ------------

SHARE TRANSACTIONS:
Class A:
   Subscriptions               88,572,638   100,303,721
   Proceeds received in
     connection with merger   546,397,952            --
   Distributions reinvested    11,527,454    15,748,219
   Redemptions               (135,278,427) (139,968,052)
                             ------------  ------------
     Net Increase (Decrease)  511,219,617   (23,916,112)
                             ------------  ------------
Class B:
   Subscriptions               46,810,741    54,024,740
   Proceeds received in
     connection with merger    83,955,951            --
   Distributions reinvested     1,929,788     1,882,519
   Redemptions                (32,355,476)  (30,100,677)
                             ------------  ------------
     Net Increase             100,341,004    25,806,582
                             ------------  ------------
Class C:
   Subscriptions               18,415,849    13,312,663
   Proceeds received in
     connection with merger    10,286,982            --
   Distributions reinvested       259,232       232,645
   Redemptions                (16,850,139)   (9,439,317)
                             ------------  ------------
     Net Increase              12,111,924     4,105,991
                             ------------  ------------
Class Z:
   Subscriptions                5,846,896       815,408
   Proceeds received in
     connection with merger       536,933            --
   Distributions reinvested        41,439         6,533
   Redemptions                 (4,666,605)     (185,258)
                             ------------  ------------
     Net Increase               1,758,663       636,683
                             ------------  ------------
Net Increase from
   Share Transactions         625,431,208     6,633,144
                             ------------  ------------
Total Increase in Net Assets  638,276,395    21,779,437



                               (UNAUDITED)
                               SIX MONTHS     YEAR
                                  ENDED       ENDED
                              FEBRUARY 28, AUGUST 31,
                                  2003        2002
-------------------------------------------------------

NET ASSETS:
Beginning of period          $661,313,728  $639,534,291
                             ------------  ------------
End of period (including
   overdistributed net
   investment income
   of $(8,559,456) and
   $(2,479,091),
   respectively)           $1,299,590,123  $661,313,728
                           ==============  ============

CHANGES IN SHARES:
Class A:
   Subscriptions                8,099,452    9,364,764
   Issued in connection
     with merger               50,174,284           --
   Issued for distributions
     reinvested                 1,055,798    1,479,077
   Redemptions                (12,395,413) (13,129,828)
                             ------------  ------------
     Net Increase (Decrease)   46,934,121   (2,285,987)
                             ------------  ------------
Class B:
   Subscriptions                4,283,955    5,046,646
   Issued in connection
     with merger                7,709,454           --
   Issued for distributions
     reinvested                   176,760      176,684
   Redemptions                 (2,973,282)  (2,836,306)
                             ------------  ------------
     Net Increase               9,196,887    2,387,024
                             ------------  ------------
Class C:
   Subscriptions                1,687,675    1,250,806
   Issued in connection
     with merger                  944,626           --
   Issued for distributions
     reinvested                    23,745       21,832
   Redemptions                 (1,548,327)    (888,247)
                             ------------  ------------
     Net Increase               1,107,719      384,391
                             ------------  ------------
Class Z:
   Subscriptions                  537,560       75,819
   Issued in connection
     with merger                   49,305           --
   Issued for distributions
     reinvested                     3,801          608
   Redemptions                   (429,008)     (17,283)
                             ------------  ------------
     Net Increase                 161,658       59,144
                             ------------  ------------



See notes to financial statements.

Notes to Financial Statements

February 28, 2003 (Unaudited)

NOTE 1. ACCOUNTING POLICIES
ORGANIZATION:

Liberty Federal Securities Fund (the "Fund"), a series of Liberty Funds Trust III (the "Trust"), is a diversified portfolio of a Massachusetts business trust, registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Fund's investment goal is to seek as high a level of current income and total return, as is consistent with prudent risk. The Fund may issue an unlimited number of shares. The Fund offers four classes of shares: Class A, Class B, Class C and Class Z. Class A shares are sold with a front-end sales charge. A 1.00% contingent deferred sales charge is assessed to Class A shares purchased without an initial sales charge on redemptions made within eighteen months on an original purchase of $1 million to $25 million. Class B shares are subject to a contingent deferred sales charge. Class B shares will convert to Class A shares in three, four or eight years after purchase, depending on the program under which shares were purchased. Class C shares are subject to a contingent deferred sales charge on redemptions made within one year after purchase. Class Z shares are offered continuously at net asset value. There are certain restrictions on the purchase of Class Z shares, as described in the Fund's prospectus.

As of the end of business on November 1, 2002, the Fund acquired all the net assets of Liberty Intermediate Government Fund pursuant to a plan of reorganization approved by the Fund's shareholders on October 18, 2002. All assets of Liberty Intermediate Government Fund were transferred to the Fund in a tax-free exchange and shareholders of Liberty Intermediate Government Fund received shares of the Fund in exchange for their shares as follows:

                  LIBERTY INTERMEDIATE
   SHARES            GOVERNMENT FUND      UNREALIZED
   ISSUED          NET ASSETS RECEIVED   APPRECIATION1
    -----           -----------------    ------------
58,877,669             $641,177,818       $33,972,299


---------------
1 Unrealized appreciation on investments is included in the Net Assets Received amount shown above.

                       NET ASSETS
                     OF THE LIBERTY
  NET ASSETS          INTERMEDIATE        NET ASSETS
 OF THE FUND           GOVERNMENT         OF THE FUND
   PRIOR TO           FUND PRIOR TO          AFTER
  COMBINATION         COMBINATION         COMBINATION
  -----------          -----------        -----------
$681,842,080           $641,177,818     $1,323,019,898


The preparation of financial statements in conformity with generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of revenue and expenses during the reporting period. Actual results could differ from those estimates. The following is a summary of significant accounting policies consistently followed by the Fund in the preparation of its financial statements.

SECURITY VALUATION AND TRANSACTIONS:

Debt securities generally are valued by a pricing service based upon market transactions for normal, institutional-size trading units of similar securities. Such services may use various pricing techniques which take into account appropriate factors such as yield, quality, coupon rate, maturity, type of issue, trading characteristics and other data, as well as broker quotes. When management deems it appropriate, an over-the-counter or exchange bid quotation is used.

Futures contracts are valued at the settlement price established each day by the board of trade or exchange on which they are traded.

Short-term obligations with a maturity of 60 days or less are valued at amortized cost.

Investments for which market quotations are not readily available, or quotations which management believes are not appropriate, are valued at fair value under procedures approved by the Board of Trustees.

Security transactions are accounted for on the date the securities are purchased, sold or mature.

Cost is determined and gains (losses) are based upon the specific identification method for both financial statement and federal income tax purposes.

The Fund may trade securities on other than normal settlement terms. This may increase the risk if the other party to the transaction fails to deliver and causes the Fund to subsequently invest at less advantageous prices.

The Fund may enter into mortgage dollar roll transactions. A mortgage dollar roll transaction involves a sale by the Fund of securities that it holds with an agreement by the Fund to repurchase substantially similar securities at an agreed upon price and date. During the period between the sale and repurchase, the Fund will not be entitled to accrue interest and receive principal payments on the securities sold. Mortgage dollar roll transactions involve the risk that the market value of the securities sold by the Fund may decline below the repurchase price of those securities. In the event the buyer of the securities under a mortgage dollar roll transaction files for bankruptcy or becomes insolvent, the Fund's use of proceeds of the transaction may be restricted pending a determination by or with respect to the other party.

The Fund maintains U.S. Government securities or other liquid high grade debt obligations as collateral with respect to mortgage dollar roll transactions and securities traded on other than normal settlement terms.

FEDERAL INCOME TAXES:

Consistent with the Fund's policy to qualify as a regulated investment company and to distribute all of its taxable income, no federal income tax has been accrued.

INTEREST INCOME, DEBT DISCOUNT
AND PREMIUM:

Interest income is recorded on the accrual basis. Premium and discount are amortized and accreted, respectively, on all debt securities. Fee income attributable to mortgage dollar roll transactions is recorded on the accrual basis over the term of the transaction.

DETERMINATION OF CLASS NET ASSET VALUES AND FINANCIAL HIGHLIGHTS:

All income, expenses (other than Class A, Class B and Class C service fees and Class B and Class C distribution fees), and realized and unrealized gains (losses) are allocated to each class proportionately on a daily basis for purposes of determining the net asset value of each class.

Class A, Class B and Class C per share data and ratios are calculated by adjusting the expense and net investment income per share data and ratios for the Fund for the entire period by the service fee applicable to Class A, Class B and Class C shares and the distribution fee applicable to Class B and Class C shares only.

DISTRIBUTIONS TO SHAREHOLDERS:

The Fund declares and records distributions daily and pays monthly.

OTHER:

The Fund's custodian takes possession through the federal book-entry system of securities collateralizing repurchase agreements. Collateral is marked-to-market daily to ensure that the market value of the underlying assets remains sufficient to protect the Fund. The Fund may experience costs and delays in liquidating the collateral if the issuer defaults or enters bankruptcy.

NOTE 2. FEDERAL TAX INFORMATION

Income and capital gain distributions are determined in accordance with income tax regulations, which may differ from generally accepted accounting principles. Reclassifications are made to the Fund's capital accounts to reflect income and gains available for distribution (or available capital loss carryforwards) under income tax regulations.

The following capital loss carryforwards, determined as of August 31, 2002, are available to reduce taxable income arising from future net realized gains on investments, if any, to the extent permitted by the Internal Revenue Code:

         YEAR OF           CAPITAL LOSS
       EXPIRATION          CARRYFORWARD
        ---------          -------------
           2004             $21,929,352
           2008              24,031,026
           2009              29,849,094
                           ------------
                            $75,809,472
                           ============

The estimated capital loss carryforward obtained from the Liberty Intermediate Government Fund was $138,853,208. Utilization of Liberty Intermediate Government Fund's capital loss carryforward could be subject to merger limitations imposed by the Internal Revenue Code.

NOTE 3. FEES AND COMPENSATION
PAID TO AFFILIATES

MANAGEMENT FEE:

Colonial Management Associates, Inc. (the "Advisor") is the investment advisor of the Fund and furnishes accounting and other services and office facilities for a monthly fee based on the Fund's average daily net assets as follows:

     AVERAGE                                ANNUAL
 DAILY NET ASSETS                          FEE RATE
----------------------                     --------
  First $1 billion                           0.60%
  Next $1 billion                            0.55%
  Next $1 billion                            0.50%
  Over $3 billion                            0.40%

PRICING AND BOOKKEEPING FEES:

The Advisor is responsible for providing pricing and bookkeeping services to the Fund under a Pricing and Bookkeeping Agreement. Under a separate agreement (the "Outsourcing Agreement"), the Advisor has delegated those functions to State Street Bank and Trust Company ("State Street"). The Advisor pays fees to State Street under the Outsourcing Agreement.

Under its pricing and bookkeeping agreement with the Fund, the Advisor receives from the Fund an annual flat fee of $10,000, paid monthly, and in any month that the Fund's average daily net assets are more than $50 million, a monthly fee equal to the average daily net assets of the Fund for that month multiplied by a fee rate that is calculated by taking into account the fees payable to State Street under the Outsourcing Agreement. For the six months ended February 28, 2003, the annualized net asset based fee rate was 0.034%. The Fund also pays out-of-pocket costs for pricing services.

TRANSFER AGENT FEE:

Liberty Funds Services, Inc. (the "Transfer Agent"), an affiliate of the Advisor, provides shareholder services for a monthly fee equal to 0.06% annually of the Fund's average daily net assets plus charges based on the number of shareholder accounts and transactions. The Transfer Agent also receives reimbursement for certain out-of-pocket expenses.

UNDERWRITING DISCOUNTS, SERVICE AND DISTRIBUTION FEES:

Liberty Funds Distributor, Inc. (the "Distributor"), an affiliate of the Advisor, is the Fund's principal underwriter. For the six months ended February 28, 2003, the Fund has been advised that the Distributor retained net underwriting discounts of $21,741 on sales of the Fund's Class A shares and received contingent deferred sales charges ("CDSC") of $11,749, $276,418 and $9,359 on Class A, Class B and Class C share redemptions, respectively.

The Fund has adopted a 12b-1 plan (the "Plan"), which requires the payment of a monthly service fee to the Distributor equal to 0.25% annually of the average daily net assets attributable to Class A, Class B and Class C shares as of the 20th of each month. The Plan also requires the payment of a monthly distribution fee to the Distributor equal to 0.75% annually of the average daily net assets attributable to Class B and Class C shares only. The Distributor has voluntarily agreed, until further notice, to waive a portion of the Class C share distribution fee so that it does not exceed 0.60% annually.

The CDSC and the fees received from the Plan are used principally as repayment to the Distributor for amounts paid by the Distributor to dealers who sold such shares.

OTHER:

The Fund pays no compensation to its officers, all of whom are employees of the Advisor or its affiliates.

The Fund's Independent Trustees may participate in a deferred compensation plan which may be terminated at any time. Obligations of the plan will be paid solely out of the Fund's assets.

The Fund has an agreement with its custodian bank under which custody fees may be reduced by balance credits. If applicable, the Fund could invest a portion of the assets utilized in connection with the expense offset arrangement in an income-producing asset if it had not entered into such an agreement. For the six months ended February 28, 2003, there were no such credits.

NOTE 4. PORTFOLIO INFORMATION

INVESTMENT ACTIVITY:

For the six months ended February 28, 2003, purchases and sales of investments, other than short-term obligations and mortgage dollar roll transactions, were $413,879,394 and $321,678,912, respectively.

Unrealized appreciation (depreciation) at February 28, 2003, based on cost of investments for federal income tax purposes, was:

Gross unrealized appreciation             $53,802,632
Gross unrealized depreciation              (3,145,848)
                                          -----------
  Net unrealized appreciation             $50,656,784
                                          ===========

OTHER:

The Fund may invest in municipal and U.S. Treasury futures contracts and purchase and write options on futures. The Fund may invest in these instruments to hedge against the effects of changes in the value of portfolio securities due to anticipated changes in interest rates and/or market conditions, for duration management, or when the transactions are economically appropriate to the reduction of risk inherent in the management of the Fund and not for trading purposes. The use of futures contracts and options involves certain risks which include: (1) imperfect correlation between the price movement of the instruments and the underlying securities, (2) inability to close out positions due to different trading hours, or the temporary absence of a liquid market, for either the instrument or the underlying securities or (3) an inaccurate prediction by the Advisor of the future direction of interest rates. Any of these risks may involve amounts exceeding the amount recorded in the Fund's Statement of Assets and Liabilities at any given time.

Upon entering into a futures contract, the Fund deposits cash or securities with its custodian in an amount sufficient to meet the initial margin requirement. Subsequent payments are made or received by the Fund equal to the daily change in the contract value and are recorded as variation margin payable or receivable and offset in unrealized gains or losses. The Fund recognizes a realized gain or loss when the contract is closed or expires. Refer to the Fund's Investment Portfolio for a summary of open futures contracts at February 28, 2003.

NOTE 5. SUBSEQUENT EVENT

On April 1, 2003, the Advisor merged into Columbia Management Advisers, Inc. ("Columbia"), a direct subsidiary of Columbia Management Group, Inc., which subsequently became the investment advisor of the Fund. The merger will not change the way the Fund is managed, the investment personnel assigned to manage the Fund or the fees paid by the Fund to Columbia.

Financial Highlights

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,   --------------------------------------------------------------
CLASS A SHARES                                 2003          2002         2001         2000         1999         1998
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.88      $ 10.61       $ 10.02      $ 10.14      $ 11.08      $ 10.52
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.17(a)      0.51(a)(b)    0.60(a)      0.74(c)      0.70         0.71
Net realized and unrealized gain (loss) on
   investments and futures contracts             0.18         0.32(b)       0.58        (0.14)       (0.97)        0.53
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.35         0.83          1.18         0.60        (0.27)        1.24
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.24)       (0.56)        (0.59)       (0.68)       (0.67)       (0.68)
In excess of net investment income                 --           --            --        (0.03)          --           --
Return of capital                                  --           --            --        (0.01)          --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions
      Declared to Shareholders                  (0.24)       (0.56)        (0.59)       (0.72)       (0.67)       (0.68)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 10.99      $ 10.88       $ 10.61      $ 10.02      $ 10.14      $ 11.08
                                              =======      =======       =======      =======      =======      =======
Total return (d)                                3.24%(e)     8.05%        12.12%        6.23%      (2.56)%       12.11%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                   1.15%(g)      1.21%         1.15%        1.17%        1.15%        1.14%
Net investment income (f)                      3.22%(g)      4.77%(b)      5.82%        6.87%        6.58%        6.49%
Portfolio turnover rate                          33%(e)        94%          229%          96%          42%         356%
Net assets, end of period (000's)         $1,089,458      $567,270      $577,809     $582,535     $681,542     $820,733

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.95% to 4.77%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no initial sales charge or contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,   --------------------------------------------------------------
CLASS B SHARES                                 2003          2002         2001         2000         1999         1998
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.88      $ 10.61       $ 10.02      $ 10.14      $ 11.08      $ 10.52
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.13(a)      0.43(a)(b)    0.52(a)      0.67(c)      0.62         0.63
Net realized and unrealized gain (loss) on
   investments and futures contracts             0.18         0.32(b)       0.59        (0.14)       (0.97)        0.53
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.31         0.75          1.11         0.53        (0.35)        1.16
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.20)       (0.48)        (0.52)       (0.61)       (0.59)       (0.60)
In excess of net investment income                 --           --            --        (0.03)          --           --
Return of capital                                  --           --            --        (0.01)          --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions
      Declared to Shareholders                  (0.20)       (0.48)        (0.52)       (0.65)       (0.59)       (0.60)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 10.99      $ 10.88       $ 10.61      $ 10.02      $ 10.14      $ 11.08
                                              =======      =======       =======      =======      =======      =======
Total return (d)                               2.86%(e)      7.25%        11.32%        5.44%      (3.30)%       11.26%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (f)                                   1.90%(g)      1.96%         1.90%        1.92%        1.90%        1.89%
Net investment income (f)                      2.47%(g)      4.02%(b)      5.07%        6.12%        5.83%        5.74%
Portfolio turnover rate                          33%(e)        94%          229%          96%          42%         356%
Net assets, end of period (000's)           $184,711      $ 82,701      $ 55,365     $ 53,765     $ 72,306     $ 72,038

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.20% to 4.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Not annualized.
(f)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(g)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                            (UNAUDITED)
                                            SIX MONTHS
                                               ENDED                           YEAR ENDED AUGUST 31,
                                            FEBRUARY 28,   --------------------------------------------------------------
CLASS C SHARES                                 2003          2002         2001         2000         1999         1998
========================================================================================================================
NET ASSET VALUE,
   BEGINNING OF PERIOD                        $ 10.88      $ 10.61       $ 10.02      $ 10.14      $ 11.08      $ 10.52
                                              -------      -------       -------      -------      -------      -------
INCOME FROM
   INVESTMENT OPERATIONS:
Net investment income                            0.14(a)      0.44(a)(b)    0.54(a)      0.68(c)      0.64         0.64
Net realized and unrealized gain (loss) on
   investments and futures contracts             0.18         0.32(b)       0.58        (0.14)       (0.97)        0.53
                                              -------      -------       -------      -------      -------      -------
   Total from Investment Operations              0.32         0.76          1.12         0.54        (0.33)        1.17
                                              -------      -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                      (0.21)       (0.49)        (0.53)       (0.62)       (0.61)       (0.61)
In excess of net investment income                 --           --            --        (0.03)          --           --
Return of capital                                  --           --            --        (0.01)          --           --
                                              -------      -------       -------      -------      -------      -------
   Total Distributions
      Declared to Shareholders                  (0.21)       (0.49)        (0.53)       (0.66)       (0.61)       (0.61)
                                              -------      -------       -------      -------      -------      -------
NET ASSET VALUE,
   END OF PERIOD                              $ 10.99      $ 10.88       $ 10.61      $ 10.02      $ 10.14      $ 11.08
                                              =======      =======       =======      =======      =======      =======
Total return (d)(e)                             2.93%(f)     7.41%        11.47%        5.60%      (3.15)%       11.43%
                                              =======      =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                    1.75%(h)     1.81%         1.75%        1.77%        1.79%        1.74%
Net investment income (g)                       2.62%(h)     4.17%(b)      5.22%        6.27%        5.98%        5.89%
Waiver/reimbursement                            0.15%(h)     0.15%         0.15%        0.15%        0.15%        0.15%
Portfolio turnover rate                           33%(f)       94%          229%          96%          42%         356%
Net assets, end of period (000's)            $ 22,980     $ 10,686       $ 6,347      $ 3,519      $ 4,986      $ 1,405

(a)Per share data was calculated using average shares outstanding during the period.
(b)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 4.35% to 4.17%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(c)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(d)Total return at net asset value assuming all distributions reinvested and no contingent deferred sales charge.
(e)Had the Distributor not waived a portion of expenses, total return would have been reduced.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Selected data for a share outstanding throughout each period is as follows:


                                                      (UNAUDITED)
                                                      SIX MONTHS                                             PERIOD
                                                         ENDED              YEAR ENDED AUGUST 31,             ENDED
                                                     FEBRUARY 28,  ---------------------------------------   AUGUST 31,
CLASS Z SHARES                                           2003         2002          2001         2000         1999(a)
=========================================================================================================================
NET ASSET VALUE, BEGINNING OF PERIOD                       $ 10.88       $ 10.61      $ 10.02      $ 10.14      $ 11.01
                                                           -------       -------      -------      -------      -------
INCOME FROM INVESTMENT OPERATIONS:
Net investment income                                         0.19(b)       0.54(b)(c)   0.63(b)      0.77(d)      0.48
Net realized and unrealized gain (loss) on
   investments and futures contracts                          0.17          0.31(c)      0.58        (0.14)       (0.89)
                                                           -------       -------      -------      -------      -------
   Total from Investment Operations                           0.36          0.85         1.21         0.63        (0.41)
                                                           -------       -------      -------      -------      -------
LESS DISTRIBUTIONS DECLARED
   TO SHAREHOLDERS:
From net investment income                                   (0.25)        (0.58)       (0.62)       (0.71)       (0.46)
In excess of net investment income                              --            --           --        (0.03)          --
Return of capital                                               --            --           --        (0.01)          --
                                                           -------       -------      -------      -------      -------
   Total Distributions Declared to Shareholders              (0.25)        (0.58)       (0.62)       (0.75)       (0.46)
                                                           -------       -------      -------      -------      -------
NET ASSET VALUE, END OF PERIOD                             $ 10.99       $ 10.88      $ 10.61      $ 10.02      $ 10.14
                                                           =======       =======      =======      =======      =======
Total return (e)                                             3.37%(f)      8.32%       12.39%        6.50%      (3.77)%(f)
                                                           =======       =======      =======      =======      =======
RATIOS TO AVERAGE NET ASSETS/
   SUPPLEMENTAL DATA:
Expenses (g)                                                 0.90%(h)      0.96%        0.90%        0.92%        0.91%(h)
Net investment income (g)                                    3.47%(h)      5.02%(c)     6.07%        7.12%        7.19%(h)
Portfolio turnover rate                                        33%(f)        94%         229%          96%          42%
Net assets, end of period (000's)                          $ 2,440       $   657      $    13      $     1      $     1

(a)Class Z shares were initially offered on January 11, 1999. Per share data reflects activity from that date.
(b)Per share data was calculated using average shares outstanding during the period.
(c)Effective September 1, 2001, the Fund adopted the provisions of the AICPA Audit and Accounting Guide for Investment Companies and began amortizing premium and accreting discount on all debt securities. The effect of this change for the year ended August 31, 2002, was to decrease net investment income per share by $0.02, increase net realized and unrealized gain per share by $0.02 and decrease the ratio of net investment income to average net assets from 5.20% to 5.02%. Per share data and ratios for periods prior to August 31, 2002 have not been restated to reflect this change in presentation.
(d)The per share net investment income amount does not reflect the period's reclassifications of differences between book and tax basis net investment income.
(e)Total return at net asset value assuming all distributions reinvested.
(f)Not annualized.
(g)The benefits derived from custody credits and directed brokerage arrangements, if applicable, had an impact of less than 0.01%.
(h)Annualized.

Transfer Agent

Important Information About This Report
The Transfer Agent for Liberty Federal Securities Fund is:

Liberty Funds Services, Inc.
P.O. Box 8081
Boston, MA  02266-8081

The fund mails one shareholder report to each shareholder address. If you would like more than one report, please call Shareholder Services at 800-345-6611 and additional reports will be sent to you.

This report has been prepared for shareholders of Liberty Federal Securities Fund. This report may also be used as sales literature when preceded or accompanied by the current prospectus which provides details of sales charges, investment objectives and operating policies of the fund and with the most recent copy of the Liberty Funds Performance Update.

Semiannual Report:
Liberty Federal Securities Fund

Liberty Federal Securities Fund   SEMIANNUAL REPORT, FEBRUARY 28, 2003



[eagle head logo]

LibertyFunds
A Member of Columbia Management Group
(C)2003 Liberty Funds Distributor, Inc.
A Member of Columbia Management Group
One Financial Center, Boston, MA 02111-2621


                                                                     PRSRT STD
                                                                   U.S. POSTAGE
                                                                        PAID
                                                                   HOLLISTON, MA
                                                                   PERMIT NO. 20



                                                760-03/078N-0303 (04/03) 03/0859

ITEM 2. CODE OF ETHICS.

Not applicable at this time.

ITEM 3. AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable at this time.

ITEMS 4-6. [RESERVED]

ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES

Not applicable at this time.

ITEM 8. [RESERVED]

ITEM 9. CONTROLS AND PROCEDURES.

(a)  Not applicable at this time.

(b) There were no significant changes in the registrant's internal controls or in other factors that could affect these controls subsequent to the date of our evaluation.

ITEM 10. EXHIBITS.

File the exhibits listed below as part of this Form. Letter or number the exhibits in the sequence indicated.

(a) Any code of ethics, or amendment thereto, that is the subject of the disclosure required by Item 2, to the extent that the registrant intends to satisfy the Item 2 requirements through filing of an exhibit: Not applicable.

(b) A separate certification for each principal executive officer and principal financial officer of the registrant as required by Rule 30a-2 under the Act (17 CFR 270.30a-2) in the exact form set forth below: Attached hereto.

                                   SIGNATURES


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant) Liberty Funds Trust III
            -----------------------------------------------------------

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)* /s/ Joseph R. Palombo
                         ----------------------------------------------
                          Joseph R. Palombo, President

Date    April 25, 2003
    -------------------------------------------------------------------

By (Signature and Title)* /s/ J. Kevin Connaughton
                         ----------------------------------------------
                         J. Kevin Connaughton, Treasurer

Date    April 25, 2003
    -------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.